Ameritas Life Insurance Corp. 5900 O Street / Lincoln, NE 68510

September 27, 2019

Filed Via EDGAR

Jaea Hahn, Senior Counsel

Division of Investment Management

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re:	Ameritas Life Insurance Corp.

Ameritas Variable Separate Account V (1940 Act Registration No. 811-04473)

Performance II VUL, Initial Registration Statement on Form N-6

Request for Selective Review Pursuant to Securities Act Release No. 6510 and

Investment Company Act Release No. 13768

Dear Ms. Hahn:

On behalf of Ameritas Life Insurance Corp. ("Depositor" and "Ameritas") and Ameritas Variable Separate Account V ("Registrant" and "Separate Account"), we are filing, via EDGAR, the registration statement under the Securities Act of 1933 and the Investment Company Act of 1940 to register a variable life insurance policy to be issued through the Separate Account. We are providing, via EDGAR correspondence, a courtesy PDF version of the prospectus and Statement of Additional Information ("SAI") for your review, redlined for the revisions discussed below.

The policy offered through the Separate Account is a variable life insurance policy (the "Policy"). The primary purpose of this new Policy is to enable Ameritas to offer variable life insurance in compliance with state requirements for use of the 2017 Commissioners Standard Ordinary Age Nearest Birthday Ultimate Mortality Tables (“2017 CSO Tables”). Ameritas intends to offer the Policy in all states except New York, once the Registration Statement becomes effective, and subject to state approval. Ameritas Investment Corp. will underwrite the Policy.

We have omitted financial statements from this filing. Prior to the effective date we plan to submit a pre-effective amendment, which will provide audited Ameritas and Separate Account financial statements for the periods ending December 31, 2018. In a separate letter, or as part of the pre-effective amendment filing, we plan to formally ask that the effective date of this registration be accelerated to occur no later than December 31, 2019.

The Registrant is requesting selective review of this Registration Statement pursuant to Securities Act Release No. 6510 and 1940 Act Release No. 13768. In support of this request, the Registrant represents as follows:

(i)	The Registration Statement is similar to Registration No. 333-151913, Registrant’s Excel Performance VUL, which was most recently amended by Post-Effective Amendment No. 13, filed on April 25, 2019, and which was last reviewed by the SEC in connection with Post-Effective Amendment No. 3, filed on February 25, 2011. Registrant intends Registration No. 333-151913 to serve as precedent for the current filing.

(ii)	Material changes to the Registration Statement, as more fully discussed below, include

(a) updating the cost of insurance rates, which were based on the 2001 CSO Tables in Registration No. 333-151913, to reflect rates based on the 2017 CSO Tables, (b) updating other fees and expenses for this Policy, (c) removing references to three optional riders that are not offered on this product, (d) deleting references to the Model Asset Allocation Program, which is not offered on this product, and (e) changes to comply with the Interstate Insurance Product Regulation Commission (IIPRC) standards (“State Standards”). Except for these material changes, the disclosure set forth in this Registration Statement is not substantially different from disclosure that has been previously filed with the SEC and commented on by the Staff in relation to Registration No. 333-151913. For the Staff’s convenience, however, we have listed all revisions below.

(iii)	Audited financial statements will be filed by pre-effective amendment following receipt of, and response to, the SEC Staff’s comments on this filing.

Changes from the February 25, 2011 Rule 485(a) filing of Registration No. 333-151913, are redlined on the enclosed PDF document. Note that the “Compare” feature in Word is not perfect, in that it at times reflects that we removed disclosure, when in fact the disclosure is still in the document, but simply moved. This letter will point out when disclosure has simply been moved but has not been deleted (we are referring to each of these instances herein as a “false deletion”). All non-typographical revisions are summarized as follows:

1.	Cover Page. A false deletion appears in that the shaded box was simply “moved” to follow new disclosure regarding Rule 30e-3. The 30e-3 disclosure was added to this page in May of this year. The footer, with our contact information, and the table of contents, along with the disclosures on the table of contents page are also false deletions, and have simply been “moved,” as well. The redline reflects non-material changes in wording that have been made in both the footer and table of contents, and an added reference to our registered service marks on the table of contents page. The table of contents reflects addition of a new appendix in this filing: Appendix B: State Specific Contract Provisions.

2.	Policy Summary. A cross reference to the “Special Arrangements” disclosure was added in 2013 (the “Special Arrangements” section had been added in the February 2011 “A” filing). Additional minor typographical and text corrections that have been made are reflected in the redline of this section. As mentioned above, we are not offering the Asset Allocation Program with this Policy, so we have deleted reference to it.

3.	Charges. The chart reflects revisions to cost of insurance based on the 2017 CSO tables, an update to the Policy’s other fees and expenses, and the removal of three riders that are not offered with this Policy. The “examples” in the chart are based on an insured and policy size that are representative of the expected Policy sales. Several amounts, captions, and disclosures in the chart are false deletions (primarily appearing adjacent to the deleted text).

4.	Portfolio Company Operating Expenses. Changes to this chart reflect changes provided to us by the fund companies concerning the fund companies’ names, the fund company charges and fees, and fund company disclosures related to same.

5.	Investment Options. The two shaded paragraphs of disclosure within this section appear to be false deletions; however, there are minor non-material revisions that have been made to each of the paragraphs since 2011 and deletion of references to affiliations with Calvert Variable Products and Calvert Variable Series funds that no longer apply. The Investment Options chart reflects revisions provided to us by the fund companies.

6.	Fixed Account Investment Option. This section includes a false deletion (the shaded disclosure) and revisions that were made in 2016 in response to SEC Staff comments on a template filing made pursuant to Rule 485(b)(1)(vii) that year and relating to the Asset Allocation Program.

7.	Transfer Rules/Omnibus Orders. Minor text revisions since 2011 appear in redline.

8.	Disruptive Trading Procedures. A false deletion appears in redline (the shaded text).

9.	Third Party Traders. Removed a reference to the Asset Allocation Program in this filing.

10.	Systematic Transfer Programs. The redline reflects the deletion of a sentence that we made in May of this year for clarification.

11.	Asset Allocation Program. The redline reflects removal of this program, as it is not offered with this Policy.

12.	Other Important Policy Information. A false deletion appears in the shaded disclosure at the beginning of this section. The redline also reflects a cross reference to the “Special Arrangements” disclosure, which was added in 2013 (the “Special Arrangements” section itself had been added in the February 2011 “A” filing).

13.	Account Value. The redline reflects minor non-material text revisions made since 2011.

14.	Suicide. The redline reflects deletion of text that will not apply to this new Policy, based on the required State Standards.

15.	Assignment. The redline reflects added disclosure regarding when the assignment of a Policy will take effect, based on the required State Standards.

16.	Minimum No-Lapse Period. The redline reflects a false deletion (shaded text). The redline also reflects added disclosure relating to the possibility that additional premium may be required to keep the Policy in force at the end of the no-lapse period, as required by State Standards.

17.	Policy Changes. The redline reflects added disclosure relating to change of Policy Owner, as required by State Standards.

18.	Use of Accounting Benefit Rider and Supplemental Coverage Rider. The redline reflects deletion of the disclosure relating to these riders with this filing, as they are not offered with this Policy.

19.	No Maturity Date. The redline reflects a false deletion of this title and a sentence of the disclosure thereunder, but also reflects revisions to the text required by State Standards.

20.	Policy Loans. The redline reflects a slight clarification in wording that was made in the 2016 filing.

21.	Partial Withdrawal. The redline reflects a clarification that was made in the April, 2016 filing, and minor revisions to reference “charge” rather than “fee,” for consistency.

22.	Tax Matters. The redline reflects the cumulative revisions made by our tax attorney since 2011, and two false deletions (the shaded text boxes).

23.	Legal Proceedings. The redline reflects certain revisions that were made in 2015 and described in a Rule 485(b)(1)(vii) letter request to the SEC, dated March 20, 2015.

24.	Distribution of the Policy. The redline reflects a deletion that was made for updating purposes in 2015.

25.	Appendix A: Optional Features. The redline reflects deletion of three riders that are not offered with this Policy and revisions to disclosure relating to the Total Disability Benefit Rider to reflect the terms of the Rider that will be offered with this Policy.

26.	Appendix B: State Specific Contract Provisions. The redline reflects the addition of this new Appendix, which will be completed as we become aware of state specific requirements in the process of making policy filings to the various states.

27.	Defined Terms. The redline reflects that we reordered the terms used to reference Ameritas Life Insurance Corp. This was identified as a minor revision in our filing made in April, 2014. The redline also reflects deletion of a defined term that was made in our filing dated April, 2012, as the term does not appear in the prospectus. The redline further reflects a change to the definition of “You, Your, Owner” being made in this filing to reflect that the Policy may be jointly owned. This change is being made as a result of required State Standards. The redline also reflects a change in our P.O. Box Number, which had been made through our annual update in 2018.

28.	Illustrations. The redline reflects revisions being made at this time to the disclosure relating to requests for illustrations, as required by the State Standards.

29.	Statement of Additional Information; Registration Statement. The redline reflects updating that has occurred since the February 2011 filing.

30.	Thank You (shaded disclosure). The redline reflects false deletions to the text; however, there have been minor non-material revisions to the wording since the February 2011 filing, and we are making a further clarification in this filing.

31.	Statement of Additional Information (SAI), Cover Page. The redline reflects updates to our address since 2011.

32.	SAI, General Information and History Section. The redline reflects the change of name for our holding company since 2011, change of website address, and deletion of disclosure relating to a 2007 merger of a former subsidiary.

33.	SAI, Services Section. The redline reflects the deletion of disclosure relating to an outdated affiliate service agreement, and updates to reflect the current arrangements.

34.	SAI, Underwriter Section. The redline reflects a clarification and updates since the 2011 filing.

35.	SAI, Distribution Compensation for Currently Sold Products Section. The redline reflects disclosure of commission payable for the new Policy.

36.	SAI, Distribution Compensation for Products No Longer Being Sold Section. The redline reflects that we have moved disclosure relating to commission on the policy sold under registration No. 333-151913 to this section, as that policy may no longer be sold on and after January 1, 2020. The redline also reflects the deletion of a reference to a former affiliate that was merged into Ameritas Life since the 2011 filing.

37.	SAI, Underwriting Procedure Section. The redline reflects a minor clarification and revisions to reflect the 2017 CSO tables as the basis for cost of insurance rates for this Policy.

38.	SAI, Asset Allocation Program. The redline reflects deletion of disclosure relating to this Program, which occurred in 2016, as described in a Rule 485(b)(1)(vii) letter request to the SEC dated March 4, 2016.

39.	SAI, Performance Data. The redline reflects a minor clarification and that we have removed a reference to obtaining Illustrations without charge to comply with requirements of State Standards.

40.	SAI, Financial Statements. The redline reflects non-material updates and text revisions.

We acknowledge that we are responsible for the accuracy and adequacy of the disclosure in the filing. We have provided all information investors require for an informed decision. Since the Separate Account and its management are in possession of all facts relating to the Separate Account’s disclosure, we are responsible for the accuracy and adequacy of the disclosures we have made.

We further acknowledge that:

•	Should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;
•	The action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Separate Account from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and
•	The Separate Account may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions or comments concerning this filing, please telephone me at 402-467-7847.

Sincerely,

/s/ Ann D. Diers

Ann D. Diers

Vice President & Associate General Counsel, Variable Contracts & AIC

Enclosure